Insurance contracts and private pension (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total [Member]
IfrsStatementLineItems [Line Items]
1 year	R$ 3,680	R$ 3,523
2 years	3,083	2,921
3 years	2,908	2,698
4 years	2,620	2,487
5 years	2,101	2,106
Over 5 years	10,759	8,717
Total	25,151	22,452
Private Pension [member]
IfrsStatementLineItems [Line Items]
1 year	1,736	1,756
2 years	1,861	1,854
3 years	1,897	1,868
4 years	1,903	1,856
5 years	1,806	1,745
Over 5 years	10,733	8,617
Total	19,936	17,696
Insurance [member]
IfrsStatementLineItems [Line Items]
1 year	1,944	1,767
2 years	1,222	1,067
3 years	1,011	830
4 years	717	631
5 years	295	361
Over 5 years	26	100
Total	R$ 5,215	R$ 4,756